Other financial assets	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Financial Assets [Abstract]
Other financial assets
14.	Other financial assets

Other financial assets comprise the following:

	March 31, 2018	March 31, 2017
Security deposits, restricted	$122,158	$212,611
Term deposits, restricted	2,352,525	4,152,019
Interest receivable	673,869	675,401
Investment in listed securities and mutual funds	398,034	351,787
Other receivables	65,646	75,346
Total	$3,612,232	$5,467,164

As at March 31, 2018, security deposits primarily comprise of deposits being placed with corporate credit cards agency.

As at March 31, 2018 and 2017, security deposits primarily comprise of deposits being placed with global public sector organization customers. Such deposits were given as part of contracts between the Group and such organizations.

Term deposits represent deposits with banks, along with corresponding accrued interest, that have been pledged with banks for guarantees and letter of credit issued to meet contractual obligations related to sale and purchase arrangements.